Schedule of Investments (unaudited) October 31, 2019	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 0.6%
Solvay SA	1,551	$168,712

Canada — 1.4%
Linamar Corp.	1,034	33,789
Magna International Inc.	6,358	342,583
Martinrea International Inc.	1,980	16,179

		392,551

China — 0.3%
BYD Co. Ltd., Class H(a)	16,500	77,682
NIO Inc., ADR(a)(b)	15,433	22,378

		100,060

France — 0.9%
Faurecia SE	1,540	71,782
Valeo SA	4,642	172,663

		244,445

Germany — 12.2%
Bayerische Motoren Werke AG	6,866	526,323
Continental AG	2,310	308,949
Daimler AG, Registered	18,678	1,092,126
Hella GmbH & Co. KGaA	968	47,107
Infineon Technologies AG	23,958	464,492
Leoni AG(b)	671	7,969
Siemens AG, Registered	8,481	978,164

		3,425,130

Hong Kong — 0.1%
Johnson Electric Holdings Ltd.	11,000	20,126

Japan — 13.0%
Aisin Seiki Co. Ltd.	3,300	133,093
Daikyonishikawa Corp.	1,100	8,537
Denso Corp.	8,800	412,059
GS Yuasa Corp.	1,100	20,228
Honda Motor Co. Ltd.	30,800	838,200
Keihin Corp.	1,100	26,445
Koito Manufacturing Co. Ltd.	2,200	116,405
Musashi Seimitsu Industry Co. Ltd.	1,100	15,477
Nabtesco Corp.	2,200	71,227
Nissan Motor Co. Ltd.	45,100	287,609
Panasonic Corp.	44,000	373,189
Renesas Electronics Corp.(b)	16,500	112,946
Tokai Rika Co. Ltd.	1,100	21,470
Toyoda Gosei Co. Ltd.	1,100	26,008
Toyota Boshoku Corp.	1,100	16,331
Toyota Motor Corp.	16,500	1,151,131
TS Tech Co. Ltd.	1,100	35,715

		3,666,070

Jersey — 0.1%
Delphi Technologies PLC	1,936	23,639

Netherlands — 2.8%
NXP Semiconductors NV	6,908	785,301
TomTom NV	1,399	15,811

		801,112

South Korea — 8.2%
Hanon Systems	3,630	36,192
Hyundai Mobis Co. Ltd.	1,364	279,025
Hyundai Motor Co.	2,970	311,436
Hyundai Wia Corp.	385	16,943

Security	Shares	Value

South Korea (continued)
Iljin Materials Co. Ltd.(b)	506	$17,092
LG Chem Ltd.	979	258,750
Samsung Electronics Co. Ltd.	26,709	1,157,019
Samsung SDI Co. Ltd.	1,100	215,093

		2,291,550

Spain — 0.2%
Cie. Automotive SA	1,287	32,048
Gestamp Automocion SA(c)	4,356	18,681

		50,729

Sweden — 2.7%
Hexagon AB, Class B	5,577	285,324
Volvo AB, Class B	31,240	468,229

		753,553

Switzerland — 3.0%
ABB Ltd., Registered	40,381	846,702
Autoneum Holding AG	66	7,391

		854,093

Taiwan — 0.2%
Innolux Corp.	198,000	44,035
International CSRC Investment Holdings Co.	12,430	13,373

		57,408

United Kingdom — 2.6%
Aptiv PLC	5,401	483,660
Sensata Technologies Holding PLC(b)	3,421	175,121
Spectris PLC	2,431	75,245

		734,026

United States — 48.3%
Adient PLC	1,980	41,956
Albemarle Corp.	2,244	136,301
Alphabet Inc., Class A(b)	946	1,190,825
Ambarella Inc.(b)	693	36,473
AMETEK Inc.	4,731	433,596
Apple Inc.	5,247	1,305,244
Autoliv Inc.	1,881	146,417
BorgWarner Inc.	4,389	182,933
Cooper-Standard Holdings Inc.(b)	385	12,266
CTS Corp.	682	18,196
Cypress Semiconductor Corp.	7,700	179,179
Dana Inc.	3,069	49,810
FMC Corp.	2,772	253,638
Ford Motor Co.	82,863	711,793
Garmin Ltd.	2,871	269,156
General Motors Co.	27,830	1,034,163
Gentex Corp.	5,412	151,807
Gentherm Inc.(b)	682	28,487
Icahn Enterprises LP	4,136	279,428
Intel Corp.	21,681	1,225,627
Johnson Controls International PLC	18,954	821,277
Lear Corp.	1,331	156,752
Livent Corp.(b)	3,190	21,883
Lydall Inc.(b)	363	7,104
Marvell Technology Group Ltd.	13,266	323,558
Maxim Integrated Products Inc.	5,698	334,245
Methode Electronics Inc.	737	25,353
Microchip Technology Inc.	4,928	464,661
Motorcar Parts of America Inc.(b)	440	8,386
NVIDIA Corp.	6,875	1,382,012
ON Semiconductor Corp.(b)	8,558	174,583

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
QUALCOMM Inc.	14,575	$1,172,413
Stoneridge Inc.(b)	550	16,984
Tesla Inc.(b)	2,530	796,748
Veoneer Inc.(b)	2,409	38,351
Vishay Intertechnology Inc.	2,750	55,412
Vishay Precision Group Inc.(b)	220	7,491
Visteon Corp.(a)(b)	638	59,347

		13,553,855

Total Common Stocks — 96.6% (Cost: $26,407,030)		27,137,059

Preferred Stocks

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares, NVS	2,475	65,798

Germany — 2.8%
Schaeffler AG, Preference Shares, NVS	3,740	31,544
Volkswagen AG, Preference Shares, NVS	3,883	739,485

		771,029

Total Preferred Stocks — 3.0% (Cost: $792,339)		836,827

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(d)(e)(f)	761,905	$762,286
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(d)(e)	25,000	25,000

		787,286

Total Short-Term Investments — 2.8% (Cost: $787,286)		787,286

Total Investments in Securities — 102.4% (Cost: $27,986,655)		28,761,172

Other Assets, Less Liabilities — (2.4)%		(686,169)

Net Assets — 100.0%		$28,075,003

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	761,905	761,905	$762,286	$55	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,000	1,000	25,000	25,000	154		—	—

				$787,286	$209		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$27,137,059	$—	$—	$27,137,059
Preferred Stocks	836,827	—	—	836,827
Money Market Funds	787,286	—	—	787,286

	$28,761,172	$—	$—	$28,761,172

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Self-Driving EV and Tech ETF

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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